UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02556

Name of Fund: Ready Assets Prime Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Ready Assets Prime

Money Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2016

Date of reporting period: 07/31/2015

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2015 (Unaudited)	Ready Assets Prime Money Fund (Percentages shown are based on Net Assets)

Certificates of Deposit — 32.6%	Par (000)	Value
Domestic — 3.6%
Bank of America NA, 0.24%, 9/21/15	$10,000	$10,000,000
State Street Bank & Trust, 0.33%, 10/01/15 (a)	13,000	13,000,000
Wells Fargo Bank NA (a):
0.30%, 11/30/15	25,000	25,000,000
0.19%, 12/08/15	25,000	25,000,000
0.31%, 1/14/16	5,000	5,000,000

		78,000,000
Yankee (b) — 29.0%
Bank of Montreal, Chicago:
0.25%, 10/20/15	10,000	10,000,000
0.30%, 11/04/15	12,000	12,000,000
0.32%, 2/26/16 (a)	45,000	45,000,000
Bank of Nova Scotia, Houston (a):
0.29%, 11/06/15	30,000	30,000,000
0.29%, 11/17/15	15,000	15,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd., New York:
0.26%, 9/25/15	15,750	15,750,000
0.34%, 11/23/15 (a)	10,000	10,000,000
BNP Paribas SA, New York, 0.30%, 9/23/15	20,000	20,000,000
Credit Agricole CIB, NY:
0.30%, 8/03/15	10,000	10,000,000
0.32%, 11/03/15	25,000	25,000,000
Credit Industriel et Commercial, NY:
0.39%, 9/03/15	25,000	25,000,000
0.32%, 9/16/15 (a)	9,000	9,000,000
DNB Bank ASA, NY, 0.12%, 8/05/15	60,000	60,000,000
Mizuho Bank Ltd., New York:
0.27%, 9/15/15	25,500	25,500,000
0.30%, 10/05/15	10,000	10,000,000
National Bank of Canada, NY (a):
0.29%, 8/17/15	23,000	23,000,000
0.30%, 10/20/15	25,000	25,000,000
Nordea Bank Finland PLC, NY, 0.34%, 11/20/15	15,000	14,999,769
Norinchukin Bank, NY:
0.26%, 8/14/15	19,000	19,000,000
0.34%, 10/20/15 (a)	5,000	5,000,000
0.34%, 11/12/15 (a)	15,000	15,000,000
Rabobank Nederland NV, NY (a):
0.33%, 9/16/15	40,000	40,000,000
0.28%, 12/21/15	10,000	10,000,000
0.30%, 1/11/16	12,750	12,750,000
Standard Chartered Bank, NY, 0.30%, 9/11/15	9,000	9,000,000
Sumitomo Mitsui Banking Corp, NY, 0.34%, 11/23/15 (a)	12,000	12,000,000
Certificates of Deposit	Par (000)	Value
Yankee (concluded)
Toronto-Dominion Bank, NY:
0.28%, 9/04/15 (a)	$50,000	$50,000,000
0.35%, 9/10/15	12,000	12,000,000
0.30%, 2/25/16 (a)	23,000	23,000,000
Westpac Banking Corp., NY, 0.28%, 8/26/15 (a)	32,000	32,000,000

		624,999,769
Total Certificates of Deposit — 32.6%		702,999,769

Commercial Paper — 36.6%
Antalis SA, 0.15%, 8/05/15 (c)	63,000	62,998,950
Bedford Row Funding Corp.:
0.28%, 11/09/15 (c)	29,500	29,477,056
0.33%, 3/02/16 (a)	7,000	7,000,000
0.33%, 3/24/16 (a)	10,000	10,000,000
BNP Paribas Fortis SA, 0.12%, 8/03/15 (c)	60,000	59,999,600
Cancara Asset Securitlisation LLC, 0.22%, 9/25/15 (c)	10,000	9,996,639
Chariot Funding LLC (c):
0.31%, 10/20/15	15,000	14,989,667
0.40%, 12/29/15	20,000	19,966,667
Ciesco LLC (c):
0.28%, 8/11/15	9,029	9,028,298
0.35%, 12/02/15	10,000	9,988,042
Collateralized Commercial Paper Co. LLC, 0.35%, 10/28/15 (c)	20,000	19,982,889
Collateralized Commercial Paper II Co., 0.26%, 10/01/15 (c)	10,000	9,995,594
Commonwealth Bank of Australia, 0.30%, 3/31/16 (a)	10,000	9,999,375
Credit Suisse, 0.27%, 9/01/15 (c)	20,000	19,995,350
Erste Abwicklungsanstalt, 0.30%, 10/29/15 (c)(d)	11,500	11,491,471
Fairway Finance Co. LLC (c):
0.31%, 11,02,15	8,500	8,493,193
0.29%, 11,/18/15	19,000	18,983,317
General Electric Capital Corp., 0.28%, 11/06/15 (a)	35,000	35,000,000
HSBC Bank PLC, 0.28%, 10/23/15 (a)(d)	10,000	10,000,000
Hyundai Capital America, 0.49%, 9/03/15 (c)	9,000	8,995,957
Jupiter Securitization Co. LLC (c):
0.26%, 8/13/15	13,000	12,998,873
0.30%, 10/07/15	8,000	7,995,533

READY ASSETS PRIME MONEY FUND	JULY 31, 2015	1

Schedule of Investments (continued)	Ready Assets Prime Money Fund (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
National Australia Bank Ltd., 0.27%, 11/05/15 (a)	$16,500	$16,500,000
National Australia Funding Delaware, Inc., 0.28%, 8/11/15 (a)(d)	30,000	30,000,000
Natixis, 0.13%, 8/03/15 (c)	80,000	79,999,422
Nederlandse Waterschapsbank NV, 0.26%, 11/30/15 (a)	20,000	20,000,000
Nieuw Amsterdam Receivables Corp., 0.25%, 10/01/15 (c)	17,750	17,742,481
Nordea Bank AB, 0.30%, 10/09/15 (c)	6,535	6,531,242
NRW. BANK, 0.20%, 10/01/15 (c)	18,500	18,493,730
Old Line Funding LLC, 0.30%, 10/07/15 (c)	10,000	9,994,417
Skandinaviska Enskilda Banken AB (c):
0.26%, 8/07/15	13,500	13,499,415
0.27%, 9/18/15	16,750	16,743,970
State Street Corp., 0.42%, 12/14/15 (c)	9,000	8,985,825
Sumitomo Trust & Banking Co. Ltd. (c):
0.27%, 10/06/15	20,000	19,990,100
0.28%, 10/09/15	20,000	19,989,267
Thunder Bay Funding LLC (c):
0.27%, 8/03/15	10,000	9,999,850
0.23%, 10/05/15	27,750	27,737,483
0.35%, 12/10/15	15,000	14,980,896
Victory Receivables Corp., 0.17%, 8/04/15 (c)(d)	25,500	25,499,639
Working Capital Management Co. (c):
0.13%, 8/04/15	17,250	17,249,813
0.13%, 8/05/15	10,000	9,999,855
Total Commercial Paper — 36.6%		791,313,876

Corporate Notes — 2.5%
ING Bank NV, 2.00%, 9/25/15 (d)	33,140	33,216,250
Svenska Handelsbanken AB, 0.36%, 11/13/15 (d)(e)	20,200	20,200,000
Total Corporate Notes — 2.5%		53,416,250

Municipal Bonds — 0.8%
New Jersey State, RBC Municipal Products, Inc. Trust, GO, Series E-60, 0.18%, 8/03/15 (d)(e)	17,970	17,970,000
Time Deposits — 3.9%	Par (000)	Value
Barclays Bank PLC, NY, 0.14%, 8/03/15	$74,020	$74,020,000
ING Bank NV Amsterdam, 0.14%, 8/05/15	10,000	10,000,000
Total Time Deposits — 3.9%		84,020,000

U.S. Treasury Obligations — 8.1%
U.S. Treasury Bill, 0.04%, 10/29/15 (c)	35,000	34,996,539
U.S. Treasury Notes:
0.25%, 8/15/15	35,000	35,002,055
1.25%, 8/31/15	20,000	20,018,577
0.38%, 11/15/15	26,000	26,018,590
4.50%, 2/15/16	7,000	7,161,777
0.12%, 4/30/16 (a)	51,293	51,293,076
Total U.S. Treasury Obligations — 8.1%		174,490,614

Repurchase Agreements — 15.8%
Credit Suisse Securities (USA) LLC, 0.43%, 8/03/15 (Purchased on 3/03/15 to be repurchased at $38,471,178, collateralized by a various Corporate Debt/Obligation, 0.00% due 5/31/45, original par and fair values of $50,520,000 and $46,082,310, respectively) (a)	38,401	38,401,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $46,082,310)		38,401,000
Goldman Sachs & Co., 0.16%, 8/05/15 (Purchased on 7/29/15 to be repurchased at $40,001,244, collateralized by various U.S. Government Sponsored Agency Obligations, 0.50% to 5.00% due 07/01/25 to 04/01/41, original par and fair values of $60,113,790 and $41,200,000, respectively)	40,000	40,000,000

2	READY ASSETS PRIME MONEY FUND	JULY 31, 2015

Schedule of Investments (continued)	Ready Assets Prime Money Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.16%, 8/06/15 (Purchased on 7/30/15 to be repurchased at $28,000,871, collateralized by various U.S. Government Sponsored Agency Obligations, 3.00% to 3.50% due 7/01/43 to 10/01/44, original par and fair values of $31,479,505 and $28,840,001, respectively)	$28,000	$28,000,000
Total Value of Goldman Sachs & Co. (collateral value of $70,040,001)		68,000,000
J.P. Morgan Securities LLC, 0.58%, 8/19/15, (Purchased on 5/19/15 to be repurchased at $5,007,411, collateralized by a Corporate Debt/Obligation, 0.40%, due 11/25/36, par and fair values of $25,865,000 and $6,000,386 respectively)	5,000	5,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $6,000,386)		5,000,000
Mizuho Securities USA, Inc., 0.22%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $81,533,495 collateralized by various U.S. Government Sponsored Agency Obligations, 0.43% to 7.41% due 10/20/32 to 10/20/62, original par and fair values of $2,339,913,385 and $88,389,362, respectively)	81,532	81,532,000
Mizuho Securities USA, Inc., 1.16%, 9/01/15 (Purchased on 1/8/15 to be repurchased at $30,228,133, collateralized by various Corporate Debt/Obligations, 0.56% to 5.75% due 04/17/22 to 01/25/36, original par and fair values of $42,431,444 and $35,300,617, respectively) (e)	30,000	30,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $123,689,979)		111,532,000
Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.14%, 8/03/15 (Purchased on 7/31/15 to be repurchased at $72,068,841, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 7.13% due 03/30/17 to 3/15/55, original par and fair values of $74,352,910 and $73,509,361, respectively)	$72,068	$72,068,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $73,509,361)		72,068,000
RBC Capital Markets LLC, 0.40%, 9/04/15 (Purchased on 4/07/15 to be repurchased at $10,016,667, collateralized by various Corporate Debt/Obligations, 0.00% to 7.88%, due 7/15/16 to 6/01/45, par and fair values of $10,626,333 and $10,500,001 respectively) (e)	10,000	10,000,000
Total Value of RBC Capital Markets LLC (collateral value of $10,500,001)		10,000,000
Wells Fargo Securities LLC, 0.44%, 8/04/15 (Purchased on 5/06/15 to be repurchased at $17,018,700, collateralized by various Corporate Debt/Obligations, 0.73% to 7.86%, due 8/01/15 to 1/26/45, par and fair values of $17,218,417 and $17,851,009 respectively)	17,000	17,000,000
Wells Fargo Securities LLC, 0.52%, 10/08/15 (Purchased on 7/09/15 to be repurchased at $19,024,974, collateralized by various Corporate Debt/Obligations, 1.75% to 8.13%, due 6/15/16 to 9/15/54, par and fair values of $18,592,877 and $19,950,000 respectively)	19,000	19,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $37,801,009)		36,000,000
Total Repurchase Agreements — 15.8%		341,001,000

READY ASSETS PRIME MONEY FUND	JULY 31, 2015	3

Schedule of Investments (continued)	Ready Assets Prime Money Fund (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $2,165,211,509*) — 100.3%	$2,165,211,509
Liabilities in Excess of Other Assets — (0.3)%	(6,709,606)

Net Assets — 100.0%	$2,158,501,903

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of foreign domiciled bank.

(c)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

GO	General Obligation Bonds

Fair Value Hierarchy as of July 31, 2015

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

4	READY ASSETS PRIME MONEY FUND	JULY 31, 2015

Schedule of Investments (concluded)	Ready Assets Prime Money Fund

As of July 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,165,211,509	—	$2,165,211,509
[1] See above Schedule of Investments for values of each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, cash of $15,559 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2015, there were no transfers between levels.

READY ASSETS PRIME MONEY FUND	JULY 31, 2015	5

Item 2	–	Controls and Procedures

2(a) –		The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets Prime Money Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets Prime Money Fund

Date: September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets Prime Money Fund

Date: September 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets Prime Money Fund

Date: September 22, 2015